Concentration of Risk (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 HKD ($)
Concentration of Risk [Line Items]
Credit risk financial instruments	¥ 288,174	$ 40,228		¥ 242,359
Deposit insurance | ¥	¥ 500,000
Bank deposits (in Dollars) | $					$ 500,000
Credit Concentration Risk [Member] | One Vendor [Member] | Total Purchases [Member]
Concentration of Risk [Line Items]
Percentage of total revenue			14.30%
Credit Concentration Risk [Member] | One Vendor [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Percentage of total revenue	10.20%	10.20%